Segments	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Segments
Note 23. Segments
América Móvil operates in different countries. As mentioned in Note 1, the Company has operations in Mexico, Guatemala, Nicaragua, Ecuador, El Salvador, Costa Rica, Brazil, Argentina, Colombia, Honduras, Peru, Paraguay, Uruguay, the Dominican Republic, Puerto Rico, Austria, Croatia, Bulgaria, Belarus, Macedonian, Serbia and Slovenia. The accounting policies for the segments are the same as those described in Note 2.
The Chief Executive Officer, who is the Chief Operating Decision Maker (“CODM”), analyzes the financial and operating information by operating segment. All operating segments that (i) represent more than 10% of consolidated revenues, (ii) more than the absolute amount of its reported 10% of profits before income tax or (iii) more than 10% of consolidated assets, are presented separately.
The Company presents the following reportable segments for the purposes of its consolidated financial statements: Mexico (includes Telcel and Corporate operations and assets), Telmex (Mexico), Brazil, Southern Cone (includes Argentina separated from Paraguay and Uruguay), Colombia, Andean (includes Ecuador and Peru), Central America (includes Guatemala, El Salvador, Honduras, Nicaragua and Costa Rica), Caribbean (includes the Dominican Republic and Puerto Rico), and Europe (includes Austria, Bulgaria, Croatia, Belarus, Slovenia, Macedonia and Serbia).
The segment Southern Cone comprises mobile communication services, in Argentina as well as Paraguay and Uruguay. Beginning in 2018, hyperinflation accounting in accordance with IAS 29 was initially applied to Argentina, which results in the restatement of non-monetary assets, liabilities and all items of the statement of comprehensive income for the change in a general price index and the translation of these items applying the period-end exchange rate.
The Company considers that the quantitative and qualitative aspects of any aggregated operating segments (that is, Central America and Caribbean reportable segments) are similar in nature for all periods presented. In evaluating the appropriateness of aggregating operating segments, the key indicators considered included but were not limited to: (i) the similarity of key financial statements measures and trends, (ii) all entities provide telecommunications services, (iii) similarities of customer base and services, (iv) the methods to distribute services are the same, based on telephone plant in both cases, wireless and fixed lines, (v) similarities of governments and regulatory entities that oversee the activities and services of telecom companies, (vi) inflation trends, and (vii) currency trends.

	Mexico	Telmex	Brazil	(2) Southern Cone		Colombia	Andean	(1) Central America	Caribbean	Europe	Eliminations	Consolidated total
				Argentina	Uruguay and Paraguay
As of and for the year ended December 31, 2021 (in Ps.):
External revenues	225,219,719	87,189,642	148,729,232	35,419,511	4,825,315	79,312,071	52,888,323	45,406,174	37,858,979	113,838,486	—	830,687,452
Intersegment revenues	18,041,465	15,237,420	4,044,386	224,300	(73,993)	360,638	73,828	62,764	2,069,648	—	(40,040,456)	—

Total revenues	243,261,184	102,427,062	152,773,618	35,643,811	4,751,322	79,672,709	52,962,151	45,468,938	39,928,627	113,838,486	(40,040,456)	830,687,452
Depreciation and amortization	25,797,791	12,740,332	40,342,871	7,581,101	2,010,624	15,067,211	11,211,523	10,830,440	6,987,129	27,469,463	(3,735,493)	156,302,992
Operating income	77,783,972	21,100,316	21,867,457	3,520,432	(549,329)	15,165,356	7,457,802	8,700,382	8,661,475	13,421,147	(9,572,760)	167,556,250
Interest income	14,864,242	758,126	2,104,574	820,505	2,165	431,314	833,540	269,379	701,785	116,031	(17,067,511)	3,834,150
Interest expense	24,586,641	1,385,103	15,875,138	2,518,149	275,047	2,240,707	1,213,421	1,061,526	1,066,733	2,414,415	(16,898,575)	35,738,305
Income tax	25,002,390	2,496,010	(9,603,701)	1,951,409	(1,168,564)	3,112,946	2,375,281	2,940,404	2,171,594	3,438,161	1,547	32,717,477
Equity interest in net result of associated companies	85,648	44,525	4,575	(19,073)	—	—	—	—	—	(1,757)	—	113,918
Net profit (loss) attributable to equity holders of the parent continues operations	34,195,093	4,594,450	14,185,905	(2,999,123)	152,766	5,959,563	4,180,473	4,746,847	5,151,166	8,313,018	(10,292,933)	68,187,225
Net profit (loss) attributable to equity holders of the parent discontinued operations	—	—	—	—	—	—	—	—	—	—	—	124,235,942

Net profit (loss) attributable to equity holders of the parent	34,195,093	4,594,450	14,185,905	(2,999,123)	152,766	5,959,563	4,180,473	4,746,847	5,151,166	8,313,018	(10,292,933)	192,423,167
Assets by segment	999,502,407	195,869,232	407,458,440	77,951,595	58,312,728	133,232,525	95,719,937	101,725,955	102,949,901	210,944,575	(694,017,446)	1,689,649,849
Plant, property and equipment, net	50,420,866	118,056,718	153,607,199	38,039,995	26,824,991	48,888,907	34,395,339	42,407,727	41,601,009	79,764,422	(983,169)	633,024,004
Revalued of assets	—	—	33,004,669	2,192,978	3,966,099	10,266,464	8,389,460	9,113,632	2,564,149	28,675,224	—	98,172,675
Goodwill	26,965,618	215,381	15,335,322	198,010	4,993,831	11,685,585	4,688,154	6,002,380	14,186,723	52,307,190	—	136,578,194
Trademarks, net	90,673	149,865	—	—	—	—	—	—	229,000	2,822,625	—	3,292,163
Licenses and rights, net	11,081,972	129,233	39,620,009	11,824,500	1,966,503	11,384,533	5,502,139	5,220,437	10,847,685	25,709,849	—	123,286,860
Investment in associated companies	4,725,279	522,403	65,699	(34,401)	—	351	—	26,348	—	—	(2,253,198)	3,052,481
Liabilities by segments	679,954,783	176,177,522	273,655,967	45,203,170	27,977,789	65,631,866	44,676,727	42,823,861	53,885,848	134,357,142	(308,736,552)	1,235,608,123

(1)	Discontinued operations (Panama disposal)
(2)	Discontinued operations (ClaroVTR joint venture)

	Mexico	Telmex	Brazil	(2) Southern Cone		Colombia	Andean	(1) Central America	Caribbean	Europe	Eliminations	Consolidated total
				Argentina	Uruguay and Paraguay
As of and for the year ended December 31, 2022 (in Ps.):
External revenues	236,608,249	83,046,967	165,804,342	34,363,532	4,456,541	70,925,374	55,426,258	47,054,127	40,859,951	105,956,056	—	844,501,397
Intersegment revenues	9,290,955	16,937,889	5,075,716	153,155	64,779	374,225	72,142	160,459	1,854,029	—	(33,983,349)	—

Total revenues	245,899,204	99,984,856	170,880,058	34,516,687	4,521,320	71,299,599	55,498,400	47,214,586	42,713,980	105,956,056	(33,983,349)	844,501,397
Depreciation and amortization	26,383,113	13,171,616	43,422,821	9,002,551	1,808,414	13,085,226	10,698,869	11,178,361	7,133,908	22,761,938	(13,031)	158,633,786
Operating income	76,708,954	16,172,472	26,665,816	2,570,848	(778,032)	14,170,936	8,262,395	7,540,132	10,284,834	16,155,520	(6,883,123)	170,870,752
Interest income	18,336,415	925,158	2,679,103	718,676	3,463	624,304	906,176	431,741	701,794	229,958	(20,733,209)	4,823,579
Interest expense	24,909,724	3,342,459	23,411,387	2,258,095	316,945	2,699,010	860,572	1,033,792	1,152,370	1,281,857	(20,007,408)	41,258,803
Income tax	30,642,242	2,767,673	454,205	(286,202)	126,003	2,286,809	2,870,743	1,708,728	2,432,392	3,151,281	(109,785)	46,044,089
Equity interest in net result of associated companies	(1,821,608)	31,000	20,864	(2,198)	—	—	—	—	—	(39,490)	—	(1,811,432)
Net profit (loss) attributable to equity holders of the parent continues operations	63,711,537	(373,036)	10,254,969	(700,478)	(231,151)	6,486,771	6,122,291	5,059,038	6,649,004	11,795,662	(25,896,201)	82,878,406
Net profit (loss) attributable to equity holders of the parent discontinued operations	—	—	—	—	—	—	—	—	—	—	—	(6,719,015)

Net profit (loss) attributable to equity holders of the parent	63,711,537	(373,036)	10,254,969	(700,478)	(231,151)	6,486,771	6,122,291	5,059,038	6,649,004	11,795,662	(25,896,201)	76,159,391
Assets by segment	1,042,849,460	215,543,807	407,802,373	79,283,120	10,258,999	104,769,670	85,782,831	96,321,649	101,143,182	154,774,150	(680,429,897)	1,618,099,344
Plant, property and equipment, net	49,677,868	134,928,482	159,382,793	38,525,335	4,149,285	44,999,710	33,480,299	41,312,113	40,606,623	72,272,633	(462,650)	618,872,491
Revalued of assets	—	—	—	—	—	7,700,459	5,938,449	—	1,434,188	23,280,623	—	38,353,719
Goodwill	26,481,707	215,381	31,085,202	199,984	—	8,495,090	4,678,851	6,312,511	14,186,723	49,465,916	—	141,121,365
Trademarks, net	110,397	118,634	—	—	—	—	—	—	220,350	2,565,176	—	3,014,557
Licenses and rights, net	10,559,914	106,659	37,638,695	12,137,641	827,380	8,068,013	4,271,910	3,599,560	10,124,134	20,461,281	—	107,795,187
Investment in associated companies	24,656,295	550,493	22,708	(19,866)	—	—	—	23,896	—	2,058	(1,260,122)	23,975,462
Liabilities by segments	621,482,350	204,294,033	297,234,805	47,430,485	7,120,057	57,393,854	36,223,727	42,725,447	48,434,551	97,527,392	(279,596,630)	1,180,270,071

(1)	Discontinued operations (Panama disposal)
(2)	Discontinued operations (ClaroVTR joint venture)

				Southern Cone
	Mexico	Telmex	Brazil	Argentina	Uruguay and Paraguay	Colombia	Andean	Central America	Caribbean	Europe	Eliminations	Consolidated total
As of and for the year ended December 31, 2023 (in Ps.):
External revenues	248,890,778	84,821,370	162,224,734	18,884,623	3,995,812	62,342,147	52,903,716	43,964,411	37,148,876	100,836,377	—	816,012,844
Intersegment revenues	9,896,948	17,010,698	4,485,048	38,080	9,876	376,010	87,974	99,850	1,119,554	—	(33,124,038)	—

Total revenues	258,787,726	101,832,068	166,709,782	18,922,703	4,005,688	62,718,157	52,991,690	44,064,261	38,268,430	100,836,377	(33,124,038)	816,012,844
Depreciation and amortization	26,640,899	14,333,486	44,302,136	5,677,627	1,319,462	13,360,622	10,084,882	10,028,603	7,189,119	21,008,775	(2,159,547)	151,786,064
Operating income	84,816,739	12,063,692	25,618,154	515,233	(444,485)	9,958,999	10,638,985	6,956,209	7,723,115	15,751,978	(5,815,104)	167,783,515
Interest income	27,202,474	1,465,927	4,252,205	543,248	4,231	867,151	2,338,242	621,068	1,616,687	392,951	(29,675,844)	9,628,340
Interest expense	28,164,647	7,176,879	25,691,398	968,299	113,909	3,342,195	2,333,600	1,325,213	1,735,648	1,971,189	(28,277,736)	44,545,241
Income tax	30,378,228	(625,561)	(1,730,068)	(4,760,360)	(1,721)	1,427,740	4,141,240	1,728,005	1,674,363	2,785,214	(473,077)	34,544,003
Equity interest in net result of associated companies	(5,458,577)	41,642	32,776	(1,814)	—	—	—	(1,143)	—	15,292	—	(5,371,824)
Net profit (loss) attributable to equity holders of the parent	43,053,030	(5,278,857)	9,866,950	(8,101,032)	(294,922)	4,180,800	7,769,059	4,733,871	5,604,618	11,145,743	3,431,357	76,110,617
Assets by segment	1,029,618,098	238,216,814	383,653,519	53,570,541	9,187,465	115,103,155	98,293,206	91,976,207	101,862,049	167,594,129	(724,889,223)	1,564,185,960
Plant, property and equipment, net	46,695,107	150,219,598	150,226,089	21,087,810	4,089,689	53,038,210	30,416,383	42,790,489	35,214,165	86,706,171	(1,072,086)	619,411,625
Revalued of assets	—	—	—	—	—	8,040,753	—	—	—	1,198,526	—	9,239,279
Goodwill	26,434,428	215,381	29,437,800	—	201,912	9,304,613	4,603,998	6,279,966	14,186,723	55,414,076	—	146,078,897
Trademarks, net	110,950	87,404	—	—	—	—	555	—	185,566	2,382,690	—	2,767,165
Licenses and rights, net	10,555,645	92,065	32,446,402	10,603,388	1,017,772	10,227,439	3,180,343	4,660,729	8,593,842	18,520,001	—	99,897,626
Investment in associated companies	19,797,046	586,515	57,133	993	—	—	—	19,747	—	17,175	(6,098,146)	14,380,463
Liabilities by segments	628,519,912	236,678,379	313,072,959	36,668,486	4,512,644	59,510,611	46,189,708	37,051,349	47,864,665	93,944,278	(361,529,413)	1,142,483,578